Capital and Treasury Stock (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Equity [Abstract]
Aggregate shares of Common Stock issued	3,119,843	3,119,843	3,119,843
Cash Dividend paid per share	$ 2.59	$ 2.40	$ 2.25